Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring And Nonrecurring Basis
The following table presents the Company's assets and liabilities measured at fair value (in thousands):

	Total	Level 1	Level 2	Level 3	Total Gains (Losses)
December 31, 2016
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$3	$—	$3	$—
Obligations of states and political subdivisions	82,368	—	82,368	—
Mortgage-backed securities:
U.S. Government agencies	330,814	—	330,814	—
Private label	942	—	942	—
Trust preferred securities	6,662	—	4,127	2,535
Corporate securities	23,574	—	23,574	—
Marketable equity securities	4,231	4,231	—	—
Investment funds	1,489	1,489	—	—
Derivative assets	15,463	—	15,463	—

Financial Liabilities
Derivative liabilities	15,483	—	15,483	—

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$6,916	$—	$—	$6,916	$(665)
Non-Financial Assets
Other real estate owned	4,588	—	—	4,588	(665)
Other assets	625	—	—	625	(444)

	Total	Level 1	Level 2	Level 3	Total Gains (Losses)
December 31, 2015
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$5	$—	$5	$—
Obligations of states and political subdivisions	50,697	—	50,697	—
Mortgage-backed securities:
U.S. Government agencies	288,197	—	288,197	—
Private label	1,231	—	1,231	—
Trust preferred securities	5,858	—	3,762	2,096
Corporate securities	18,693	—	18,693	—
Marketable equity securities	3,273	3,273	—	—
Investment funds	1,512	1,512	—	—
Derivative assets	10,811	—	10,811	—

Financial Liabilities
Derivative liabilities	10,933	—	10,933	—

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$8,482	$—	$—	$8,482	$—
Non-Financial Assets
Other real estate owned	6,518	—	—	6,518	(937)
Other assets	—	—	—	—	(1,449)

Schedule Of Reconciliation Of Investment Securities Available For Sale Measured At Fair Value On A Recurring Basis Level 3 Assets
The table below presents a reconcilement of the Company’s financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (in thousands):

	December 31,
	2016	2015

Beginning balance	$2,096	$1,871
Impairment losses on investment securities	(465)	—
Gains on sale of investment securities	3,978	—
Included in other comprehensive income	(3,074)	225
Dispositions	—	—
Transfers into Level 3	—	—
Ending Balance	$2,535	$2,096

Schedule Of Level 3 Financial Assets And Liabilities Measured On A Recurring Basis
The table below presents a reconcilement of the Company's financial assets and liabilities measured at fair value on a nonrecurring basis using significant unobservable inputs (Level 3), which solely relates to impaired loans that were remeasured and reported at fair value through a specific valuation allowance allocation of the allowance for loan losses based upon the fair value of the underlying collateral (in thousands).  The fair value of impaired loans is estimated using one of several methods, including collateral value, liquidation value and discounted cash flows.  The significant unobservable inputs used in the fair value measurement of collateral for collateral-dependent impaired loans primarily relate to discounts applied to the customers’ reported amount of collateral.  The amount of collateral discount depends upon the marketability of the underlying collateral.  During December 31, 2016 and 2015, collateral discounts ranged from 20% to 30%. During December 31, 2016 and 2015, the Company had no Level 2 financial assets and liabilities that were measured on a nonrecurring basis.

	Year ended December 31,
	2016	2015

Beginning balance	$8,482	$6,517

Loans classified as impaired during the period	2,832	2,349
Specific valuation allowance allocations	(665)	—
	2,167	2,349

(Additional) reduction in specific valuation allowance allocations	—	252
Paydowns, payoffs, other activity	(3,733)	(636)
Ending balance	$6,916	$8,482

Schedule Of OREO Measured And Reported At Fair Value
The table below presents OREO that was remeasured and reported at fair value based on significant unobservable inputs (Level 3) (in thousands):

	2016	2015

Beginning Balance	$6,518	$8,179
OREO remeasured at initial recognition:
Carrying value of foreclosed assets prior to remeasurement	3,151	3,732
Charge-offs recognized in the allowance for loan losses	—	—
Fair value	3,151	3,732
OREO remeasured subsequent to initial recognition:
Carrying value of foreclosed assets prior to remeasurement	1,228	3,937
Fair value	563	3,000
Write-downs included in other non-interest expense	(665)	(937)

Disposals	(4,416)	(4,456)
Ending Balance	$4,588	$6,518

Schedule Of Estimates Of Fair Value Of Financial Instruments
The following table represents the estimates of fair value of financial instruments (in thousands). This table excludes financial instruments for which the carrying amount approximates fair value. For short-term financial assets such as cash and cash equivalents, the carrying amount is a reasonable estimate of fair value due to the relatively short time between the origination of the instrument and its expected realization. For financial liabilities such as noninterest-bearing demand, interest-bearing demand and savings deposits, the carrying amount is a reasonable estimate of fair value due to these products having no stated maturity.

	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2016
Assets:
Cash and cash equivalents	$88,139	$88,139	$88,139	$—	$—
Securities available-for-sale	450,083	450,083	5,720	441,828	2,535
Securities held-to-maturity	75,169	76,445	—	76,445	—
Other securities	14,352	14,352	—	14,352	—
Net loans	3,026,496	3,014,425	—	—	3,014,425
Accrued interest receivable	8,408	8,408	8,408	—	—
Derivative assets	15,463	15,463	—	15,463	—

Liabilities:
Deposits	3,231,653	3,232,970	2,190,234	1,042,736	—
Short-term debt	248,305	248,305	—	248,305	—
Long-term debt	16,495	16,455	—	16,455	—
Derivative liabilities	15,483	15,483	—	15,483	—

December 31, 2015
Assets:
Cash and cash equivalents	$70,113	$70,113	$70,113	$—	$—
Securities available-for-sale	369,466	369,466	4,785	362,585	2,096
Securities held-to-maturity	88,937	90,810	—	90,810	—
Other securities	12,915	12,915	—	12,915	—
Net loans	2,843,283	2,843,973	—	—	2,843,973
Accrued interest receivable	7,432	7,432	7,432	—	—
Derivative assets	10,811	10,811	—	10,811	—

Liabilities:
Deposits	3,083,975	3,085,908	2,066,419	1,019,489	—
Short-term debt	154,869	154,872	—	154,872	—
Long-term debt	16,495	16,457	—	16,457	—
Derivative liabilities	10,933	10,933	—	10,933	—